Stock-Based Compensation (Details Textual) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2018	Feb. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Jun. 30, 2017
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance		250,000
Fair value of common stock price per share					$ 2.30		$ 2.52
Monthly compensation amount					$ 3,000
Grant date fair value						$ 0.034
Option expiry term						10 years
Vested shares	50,000	50,000	2.48
Vested per share	$ 2.05	$ 2.30			$ 2.30
Stock-based services expense			$ 115,000		$ 469,500
Stock-based services expense related to stock-based awards amount					486,120		$ 76,794
Unrecognized stock-based compensation			$ 20,000
Vesting period decrease			$ 2.48
Vesting period increase			0.014
Vesting of common stock			$ 2.52
Stock Options [Member]
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance			1,533,596
Stock options weighted average exercise price for shares of common stock granted			$ 1.14
Number of Options, Granted			175,000
Vesting term, description			Vesting commences on January 1, 2019 over a 36 month period.
Stock- option liability [Member]
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance			250,000
Fair value of common stock price per share			$ 2.20
Monthly compensation amount			$ 3,000
Vested shares			50,000
Vested per share			$ 2.30
Total accrued liability			$ 15,133
General and administrative costs [Member]
Stock-Based Compensation (Textual)
Stock-based services expense related to stock-based awards amount			$ 118,980	$ 0	$ 480,653		$ 2,065
Minimum [Member]
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance			1,518,596
Maximum [Member]
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance			1,533,596
Restricted Stock [Member]
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance								215,453
Employee Stock Option [Member]
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance								365,716
Stock award vesting and issued, description					The remaining 50,000 shares of the share commitment under the agreement vested in November 2018.
Two Thousand Sixteen And Seventeen Plan [Member] | Minimum [Member]
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance					1,698,161
Two Thousand Sixteen And Seventeen Plan [Member] | Maximum [Member]
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance					1,708,596
Two Thousand Sixteen And Seventeen Plan [Member] | Restricted Stock [Member]
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance					2,292,265
Vested shares					215,453
Vested per share					$ 0.034
Stock based services expense shares					11,153
Two Thousand Sixteen And Seventeen Plan [Member] | Employees Directors And Consultants [Member]
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance				365,716	2,500		365,716
Stock options weighted average exercise price for shares of common stock granted					$ 5.34		$ 0.035
Fair value of common stock price per share							2.48
Grant date fair value					$ 0.035		$ 0.014
Compensation expense associated with restricted common stock							$ 7,220